Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New World Fund, Inc.
Entity Central Index Key	0001073330
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
New World Fund® - Class A
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class A
Trading Symbol	NEWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 23.20% for the year ended October 31, 2025.
That
result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
New World Fund — Class A (with sales charge ) *	16.11%	7.40%	8.48%
New World Fund — Class A (without sales charge) *	23.20%	8.68%	9.12%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets) *Includes derivatives .
New World Fund® - Class C
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class C
Trading Symbol	NEWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.72%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 22.28% for the year ended
October
31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and
Luxembourg
were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
New World Fund — Class C (with sales charge ) *	21.28%	7.86%	8.45%
New World Fund — Class C (without sales charge) *	22.28%	7.86%	8.45%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives .
New World Fund® - Class T
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class T
Trading Symbol	TNWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class T shares gained 23.46% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index.
What factors influenced results
Global equity markets posted robust gains over the fiscal
year
, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
New World Fund — Class T (with sales charge ) 2	20.37%	8.39%	9.11%
New World Fund — Class T (without sales charge) 2	23.46%	8.93%	9.43%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.06%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-1
Trading Symbol	NWFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 23.21% for the year ended October 31, 2025. That result compares with a 27.91
%
gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
New World Fund — Class F-1 *	23.21%	8.69%	9.14%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets) *Includes derivatives.
New World Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-2
Trading Symbol	NFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.56% for the year ended October 31,
2025
. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
New World Fund — Class F-2 *	23.56%	9.00%	9.44%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-3
Trading Symbol	FNWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.69% for the year ended October 31, 2025. That result compares
with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
New World Fund — Class F-3 2	23.69%	9.12%	9.99%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.53%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.96%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-A
Trading Symbol	CNWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inves tme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 23.19% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer
to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-A (with sales charge) *	18.88%	7.88%	8.69%
New World Fund — Class 529-A (without sales charge) *	23.19%	8.65%	9.08%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-C
Trading Symbol	CNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 194	1.75%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 22.23% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-C (with sales charge) *	21.23%	7.82%	8.66%
New World Fund — Class 529-C (without sales charge) *	22.23%	7.82%	8.66%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-E
Trading Symbol	CNWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.92% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund
lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-E *	22.92%	8.44%	8.86%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-T
Trading Symbol	TWNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.41% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 529-T (with sales charge) 2	20.33%	8.34%	9.06%
New World Fund — Class 529-T (without sales charge) 2	23.41%	8.89%	9.39%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.06%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-1
Trading Symbol	CNWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.38% for the year ended October 31, 2025. That result
compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 529-F-1 *	23.38%	8.86%	9.30%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by secto r (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-2
Trading Symbol	FNFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.54% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the
fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 529-F-2 2	23.54%	8.98%	8.97%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.45%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-3
Trading Symbol	FWWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.56% for the year
ended
October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 529-F-3 2	23.56%	9.02%	9.01%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.45%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-1
Trading Symbol	RNWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 183	1.65%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.35% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the
fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-1 *	22.35%	7.93%	8.33%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statis tics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-2
Trading Symbol	RNWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 186	1.67%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.32% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-2 *	22.32%	7.92%	8.36%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-2E
Trading Symbol	RNEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inves tme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 153	1.37%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.71% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-2E *	22.71%	8.25%	8.68%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-3
Trading Symbol	RNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10, 000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.90% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on
returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-3 *	22.90%	8.41%	8.84%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-4
Trading Symbol	RNWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10, 000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 23.25% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund
lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-4 *	23.25%	8.74%	9.18%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-5E
Trading Symbol	RNWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10, 00 0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.51% for the year ended October 31, 2025. That result compares with
a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class R-5E 2	23.51%	8.95%	9.34%
MSCI Emerging Markets Index 3	27.91%	7.46%	7.78%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.38%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-5
Trading Symbol	RNWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypotheti cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.64% for the year ended October 31, 2025. That result compares with a
27.91
% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
to
tal returns
	1 year	5 years	10 years
New World Fund — Class R-5 *	23.64%	9.06%	9.50%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-6
Trading Symbol	RNWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.69% for the year ended October 31, 2025. That result compares with a 27.91% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with most non-U.S. markets outpacing U.S. equities throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Most sectors delivered positive returns for the fund, with information technology, financials, industrials and communication services contributing significantly. Returns from the consumer discretionary and materials sectors were also positive, though below the portfolio’s overall returns. Geographically, shares of companies based in the U.S., China, Korea and Taiwan made meaningful contributions to investment results.
Conversely, holdings in the health care sector weighed slightly on overall results. Returns from the energy and real estate sectors were the smallest positive contributors over the period. On a country basis, investments in Denmark, Indonesia and Luxembourg were among the most notable detractors from portfolio results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class R-6 *	23.69%	9.12%	9.56%
MSCI Emerging Markets Index †	27.91%	7.46%	7.69%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 75,868,000,000
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 335,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 75,868
Total number of portfolio holdings	624
Total advisory fees paid (in millions)	$ 335
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.